SHANE DALY
Vice President
and Associate General Counsel
(212) 314-3912
(212) 314-3959

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

VIA EDGAR SUBMISSION

December 24, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Jeffrey P. Riedler

Re:	AXA Equitable Life Insurance Company (the “Registrant”)

Registration Statement on Form S-3 File No. 333-197931

Dear Mr. Riedler:

We filed an initial Registration Statement via EDGAR on August 7, 2014 (the “Initial Registration Statement”), an amended Registration Statement on November 24, 2014 (the “First Amended Registration Statement”), a second amended Registration Statement on December 16, 2014 (the “Second Amended Registration Statement”) and a third amended Registration Statement on December 19, 2014 (the “Third Amended Registration Statement”, and together with the Initial Registration Statement, the First Amended Registration Statement, and the Second Amended Registration Statement, the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”). The Registration Statement was filed to register a funding agreement, which will be named “Escrow Shield Plus Agreement” (the “Contract”) and will be offered on a continuous basis pursuant to Rule 415 under the 1933 Act.

On behalf of the Registrant, we are filing herewith a fourth amended Registration Statement (the “Fourth Amended Registration Statement”) to file the Broker-Dealer and General Agent Sales Agreement, the Opinion of Counsel and the Consent of Independent Registered Public Accounting Firm as exhibits to the Registration Statement, and to remove the section of the Prospectus entitled More Information - Indemnification, as that section is not required pursuant to Item 510 of Regulation S-K because we are requesting acceleration of the Registration Statement’s effectiveness. Under these circumstances, we believe a limited review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) is appropriate.

Tandy Representation

On behalf of the Registrant, we hereby make the representations below regarding the above-referenced Registration Statement on Form S-3 and our request for acceleration of effectiveness. The Registrant and the principal underwriter, AXA Distributors, LLC, are fully aware of their responsibilities under the Federal securities laws with respect to the request for acceleration of effectiveness.

1.	Should the Commission or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

2.	The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

3.	The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Request for Acceleration

On behalf of the Registrant and the principal underwriter, AXA Distributors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective on December 30, 2014, or any time prior thereto. In this connection, the Registrant and the principal underwriter, AXA Distributors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Please contact Kimberly Karcewski Vargo at (202) 346-4304, Jason F. Monfort at (202) 346-4050 or Chris E. Palmer at (202) 346-4253 with any questions.

Sincerely yours,

/s/ Shane Daly
Shane Daly, Vice President and Associate General Counsel
AXA Equitable Life Insurance Company

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